DISAGGREGATED REVENUE	6 Months Ended
Sep. 30, 2025
DISAGGREGATED REVENUE [Abstract]
DISAGGREGATED REVENUE
7.	DISAGGREGATED REVENUE
In addition to the information shown in the above disclosures, the revenue from contracts with customers within FASB ASC 606 and other sources of revenue is disaggregated as follow:

	For the six months ended September 30,
	2025			2024
	Point in time	Over time	Total	Point in time	Over time	Total
Revenue from contracts with customers
Brokerage and commission income
Brokerage commission and handling charge income*	$2,709,354	$—	$2,709,354	$67,888	$—	$67,888
Brokerage commission and handling charge income – related party*	1,390,497	—	1,390,497	892,837	—	892,837
Bond distribution commission income	65,534	—	65,534	328,659	—	328,659
Margin financing services
Interest income	—	507,872	507,872	—	2,562	2,562
Interest income – related party	—	452,808	452,808	—	520,183	520,183
Software licensing (including subscription based) and related support services
Software license	—	61,498	61,498	500,000	—	500,000
M&S	—	200,000	200,000	—	46,134	46,134
M&S – related party	—	400,000	400,000	—	600,000	600,000
Other sources of revenue
Principal transactions & proprietary trading	—	315,337	315,337	—	—	—
Total revenues	$4,165,385	$1,937,515	$6,102,900	$1,789,384	$1,168,879	$2,958,263

*	Total handling charge income, including amounts from a related party, was $2,206,955 and $16,558 for the six months ended September 30, 2025 and 2024, respectively.